Consolidated Statements of Operation (unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest income:
Interest and fees on loans	$ 651,709	$ 688,509	$ 1,319,991	$ 1,381,740
Interest on investment securities	156,857	156,176	310,088	272,158
Interest on federal funds sold	4,071	2,910	7,315	4,989
Interest on time deposits with other banks	172	176	346	902
Total interest income	812,809	847,771	1,637,740	1,659,789
Interest expense:
Interest on time deposits	38,750	53,130	78,543	105,638
Interest on demand deposits	19,747	19,890	37,457	39,505
Interest on savings deposits	3,471	3,584	6,891	7,319
Total interest expense	61,968	76,604	122,891	152,462
Net interest income	750,841	771,167	1,514,849	1,507,327
Provision for loan losses	40,000	377,000	70,000	407,000
Net interest income less provision for
Net interest income less provision for loan losses	710,841	394,167	1,444,849	1,100,327
Noninterest income:
Customer service fees	96,050	112,555	193,335	218,166
ATM activity fees	90,605	94,844	176,779	185,673
Loan syndication fees	80,000	50,000	80,000	80,000
Net gain on sale of other real estate	111,291	0	111,291	0
Other income	21,408	43,809	51,626	84,709
Total noninterest income	399,354	301,208	613,031	568,548
Non-interest expense
Salaries, wages, and employee benefits	415,426	441,506	845,164	870,352
Occupancy and equipment	277,524	255,225	547,669	509,240
Office operations and supplies	75,226	69,131	152,582	141,936
Marketing and public relations	35,633	9,485	58,425	12,749
Professional services	72,051	99,001	142,782	167,053
Data processing	124,413	117,117	250,430	232,893
Deposit insurance assessments	42,092	35,829	84,230	71,153
Loan and collection expense	59,200	66,424	106,722	93,730
Other noninterest expense	177,414	163,026	346,627	321,603
Total non-interest expense	1,278,979	1,256,744	2,534,631	2,420,709
Net loss	$ (168,784)	$ (561,369)	$ (476,751)	$ (751,834)
Loss per share-basic	$ (0.16)	$ (0.53)	$ (0.45)	$ (0.71)
Loss per share-diluted	$ (0.16)	$ (0.53)	$ (0.45)	$ (0.71)
Weighted average number of shares	1,065,588	1,065,588	1,065,588	1,065,588